Acquisitions, Investments and Dispositions - Telecable (Details) - Telecable - MXN ($) $ in Thousands	Jan. 31, 2015	Jan. 01, 2015
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Cash consideration	$ 10,001,838
Cash and cash equivalents		$ 270,447
Trade and other receivables		57,687
Other current assets		34,118
Total current assets		362,252
Property, plant and equipment, net		1,724,757
Goodwill		4,885,331
Other non-current assets		4,582
Total assets		12,819,403
Trade and other payables		135,920
Other current liabilities		78,753
Total current liabilities		214,673
Long-term debt		505,425
Deferred income tax liability		2,090,269
Other non-current liabilities		7,198
Total non-current liabilities		2,602,892
Total liabilities		2,817,565
Total net assets		10,001,838
Concessions
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Other intangible assets, net		4,373,855
List of subscribers
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Other intangible assets, net		1,233,808
Trademarks
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Other intangible assets, net		218,578
Other intangible assets
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed
Other intangible assets, net		$ 16,240